Pension and Postretirement Benefit Plans (Narratives) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 Participants	Dec. 31, 2013	Mar. 31, 2011 LimitedPartner
Benefit Plan Information
Special termination benefits - number of additional years of pension service	1 year
Special termination benefits - number of additional years of age for certain benefit calculations	1 year
Special termination benefits - number of participants	616
Special termination benefits charge	$ 26
Number of additional limited partners of WG Trading Company, in addition to 3M, who objected and appealed the court's order to the United States Court of Appeals for the Second Circuit			6
Percentage of WG Trading Company holdings in relation to total fair value of the company's total plan assets, high end of range (as a percent)		1.00%